Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2025
Share-Based Payment Arrangement, Expensed and Capitalized, Amount
Stock-based compensation expense	$ 4,295	$ 1,256	$ 10,613
Research and Development Expense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount
Stock-based compensation expense	2,452	1,161	6,674
General and Administrative
Share-Based Payment Arrangement, Expensed and Capitalized, Amount
Stock-based compensation expense	$ 1,843	$ 95	$ 3,939